ETF
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Market Index Fund ETF) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Market Index Fund ETF) Vanguard Extended Market Index Fund		Vanguard Extended Market Index Fund - ETF Shares
Management Fees		0.07%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund|s benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Extended Market Index Fund ETF) Vanguard Extended Market Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Market Index Fund - ETF Shares	10	32	56	128

Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Market Index Fund Institutional) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - Institutional Shares	Vanguard Extended Market Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Market Index Fund Institutional) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - Institutional Shares		Vanguard Extended Market Index Fund - Institutional Plus Shares
Management Fees	0.05%		0.03%
12b-1 Distribution Fee	none		none
Other Expenses	0.03%		0.03%
Total Annual Fund Operating Expenses	0.08%	[1]	0.06%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund|s benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Extended Market Index Fund Institutional) Vanguard Extended Market Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Market Index Fund - Institutional Shares	8	26	45	103
Vanguard Extended Market Index Fund - Institutional Plus Shares	6	19	34	77

Participant
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Market Index Fund Participant) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Market Index Fund Participant) Vanguard Extended Market Index Fund		Vanguard Extended Market Index Fund - Investor Shares
Management Fees		0.21%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1][2]	0.24%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund|s benchmark index no longer includes business development companies.
[2]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Extended Market Index Fund Participant) Vanguard Extended Market Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Market Index Fund - Investor Shares	25	77	135	306

Participant:
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Market Index Fund Participant:) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Market Index Fund Participant:) Vanguard Extended Market Index Fund		Vanguard Extended Market Index Fund - Signal Shares
Management Fees		0.07%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund|s benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Extended Market Index Fund Participant:) Vanguard Extended Market Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Market Index Fund - Signal Shares	10	32	56	128

Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Market Index Fund Retail) Vanguard Extended Market Index Fund (USD $)	Vanguard Extended Market Index Fund - Investor Shares	Vanguard Extended Market Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Market Index Fund Retail) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - Investor Shares		Vanguard Extended Market Index Fund - Admiral Shares
Management Fees	0.21%		0.08%
12b-1 Distribution Fee	none		none
Other Expenses	0.03%		0.02%
Total Annual Fund Operating Expenses	0.24%	[1],[2]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund|s benchmark index no longer includes business development companies.
[2]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Extended Market Index Fund Retail) Vanguard Extended Market Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Market Index Fund - Investor Shares	25	77	135	306
Vanguard Extended Market Index Fund - Admiral Shares	10	32	56	128

Signal
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Market Index Fund Signal) Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Market Index Fund Signal) Vanguard Extended Market Index Fund		Vanguard Extended Market Index Fund - Signal Shares
Management Fees		0.07%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund|s benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Extended Market Index Fund Signal) Vanguard Extended Market Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Market Index Fund - Signal Shares	10	32	56	128